Commitments, Guarantees and Contingent Liabilities (Minimum Future Rentals on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2017	¥ 7,959
2018	6,506
2019	5,626
2020	5,280
2021	4,171
Thereafter	37,699
Total	¥ 67,241